PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2020 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Banks (1.0%)
Bank of America Corp.	5.00%	09/17/2024	111,847	2,626,168

Equity Real Estate Investment Trusts (1.5%)
Digital Realty Trust Inc.	5.20%	10/10/2024	59,000	1,359,950
Public Storage	5.15%	06/02/2022	111,127	2,700,386

				4,060,336

Total investment in preferred stocks (2.5%) (cost $7,137,692)				6,686,504

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	308,296	312,920
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	422,091	424,189

Total investment in commercial mortgage-backed securities (0.3%) (cost $734,098)				737,109

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (1.5%)
FedEx Corp.	4.75%	11/15/2045	4,000,000	3,833,068

Airlines (1.4%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	684,583	703,937
Southwest Airlines Co.	2.65%	11/05/2020	3,000,000	2,967,000

				3,670,937

Apparel & Luxury Goods (0.8%)
Hanesbrands Inc.	4.63%	05/15/2024	2,000,000	1,980,000

Auto Components (1.4%)
APTIV plc	4.25%	01/15/2026	3,500,000	3,564,085

Building Products (1.5%)
Masco Corp.	4.45%	04/01/2025	4,000,000	3,980,496

Capital Markets (1.2%)
Charles Schwab Corp.	3.45%	02/13/2026	3,000,000	3,107,688

Chemicals (1.4%)
Praxair Inc.	3.20%	01/30/2026	3,477,000	3,679,653

Commercial Services & Supplies (1.6%)
Waste Management Inc.	3.50%	05/15/2024	1,500,000	1,558,126
Waste Management Inc.	3.15%	11/15/2027	2,500,000	2,580,372

				4,138,498

Communications Equipment (0.4%)
Cisco Systems Inc.	2.50%	09/20/2026	1,000,000	1,042,363

Consumer Finance (1.2%)
Mastercard Inc.	3.38%	04/01/2024	3,000,000	3,163,542

Containers & Packaging (2.2%)
Ball Corp.	4.88%	03/15/2026	2,000,000	3,120,000
Sealed Air Corp.	5.25%	04/01/2023	2,500,000	2,550,000

				5,670,000

Equity Real Estate Investment Trusts (1.6%)
Iron Mountain Inc.	5.25%	03/15/2028	2,000,000	1,975,600
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,095,362

				4,070,962

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	3.00%	05/18/2027	3,000,000	3,181,428
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	3,149,766

				6,331,194

Health Care Equipment (2.5%)
Danaher Corp.	3.35%	09/15/2025	4,000,000	4,178,440
Hologic Inc.	4.38%	10/15/2025	2,500,000	2,475,725

				6,654,165

Hotel Restaurant & Leisure (0.5%)
Hilton Worldwide Finance LLC	4.88%	04/01/2027	1,500,000	1,425,000

Household Products (1.0%)
The Clorox Company	3.50%	12/15/2024	2,500,000	2,704,905

Industrial Conglomerates (1.1%)
Pentair Finance SA	3.15%	09/15/2022	3,050,000	2,917,429

Interactive Media & Services (1.0%)
Alphabet Inc.	2.00%	08/15/2026	2,500,000	2,639,418

Machinery (2.5%)
Fortive Corp.	3.15%	06/15/2026	3,000,000	3,506,563
Xylem Inc.	3.25%	11/01/2026	3,000,000	3,174,957

				6,681,520

Media (2.4%)
Comcast Corp.	4.25%	10/15/2030	4,500,000	5,237,460
The Walt Disney Co. l	2.95%	06/15/2027	1,000,000	1,026,279

				6,263,739

Multi-line Retail (0.9%)
Nordstrom Inc.	4.00%	03/15/2027	3,000,000	2,472,534

Pharmaceuticals (1.1%)
Merck & Co., Inc.	3.40%	03/07/2029	2,500,000	2,723,395

Snack & Juice Bars (1.0%)
Starbucks Corp.	2.45%	06/15/2026	2,500,000	2,488,817

Software (5.5%)
Adobe Systems Inc.	3.25%	02/01/2025	2,500,000	2,700,105
Autodesk Inc.	4.38%	06/15/2025	3,500,000	3,742,406
Cadence Design Systems Inc.	4.38%	10/15/2024	3,500,000	3,470,946
Microsoft Corp.	2.40%	08/08/2026	1,500,000	1,592,381
Microsoft Corp.	4.25%	02/06/2047	2,000,000	3,221,578

				14,727,416

Technology Hardware (1.5%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,086,696
Apple Inc.	4.38%	05/13/2045	1,000,000	1,906,973

				3,993,669

Telecom Services GIC (1.3%)
Verizon Communications Inc.	4.02%	12/03/2029	3,000,000	3,369,312

Transportation & Infrastructure (1.0%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	2,500,000	2,664,565

Total investment in corporate bonds (41.9%) (cost $108,763,304)				109,958,370

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,516,140
International Finance Corp.	2.00%	10/24/2022	5,000,000	5,185,355
International Finance Corp.	2.13%	04/07/2026	4,000,000	4,289,440

Total investment in supranational bonds (5.3%) (cost $12,741,087)				13,990,935

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	1.88%	06/30/2020	2,000,000	2,008,822
U.S. Treasury	2.88%	10/31/2020	2,000,000	2,031,796
U.S. Treasury	2.25%	03/31/2021	3,000,000	3,063,516
U.S. Treasury	2.38%	03/15/2022	3,000,000	3,126,444
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,102,774
U.S. Treasury	1.88%	08/31/2022	2,000,000	2,078,360
U.S. Treasury	1.38%	02/15/2023	4,000,000	4,126,720
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,131,954
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,271,641
U.S. Treasury	2.50%	01/31/2024	2,000,000	2,165,546
U.S. Treasury	2.38%	02/29/2024	3,000,000	3,238,710
U.S. Treasury	2.13%	03/31/2024	3,000,000	3,212,694
U.S. Treasury	1.75%	07/31/2024	3,000,000	3,180,000
U.S. Treasury	1.25%	08/31/2024	2,000,000	2,078,984
U.S. Treasury	2.25%	11/15/2024	3,000,000	3,257,577
U.S. Treasury	1.50%	11/30/2024	2,000,000	2,106,016
U.S. Treasury	1.38%	01/31/2025	1,500,000	1,571,425
U.S. Treasury	2.00%	02/15/2025	3,000,000	3,232,617
U.S. Treasury	2.25%	11/15/2025	3,000,000	3,296,718
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,247,032
U.S. Treasury	2.25%	03/31/2026	2,000,000	2,207,578
U.S. Treasury	1.88%	07/31/2026	4,000,000	4,336,876
U.S. Treasury	2.00%	11/15/2026	3,000,000	3,285,585
U.S. Treasury	1.63%	11/30/2026	2,000,000	2,142,032
U.S. Treasury	2.25%	02/15/2027	2,000,000	2,230,390
U.S. Treasury	2.38%	05/15/2027	3,000,000	3,384,141
U.S. Treasury	2.25%	08/15/2027	3,000,000	3,365,976
U.S. Treasury	2.75%	02/15/2028	5,000,000	5,828,905
U.S. Treasury	2.88%	05/15/2028	3,000,000	3,537,189
U.S. Treasury	2.88%	08/15/2028	3,000,000	3,547,500
U.S. Treasury	3.13%	11/15/2028	2,000,000	2,414,454
U.S. Treasury	2.63%	02/15/2029	2,000,000	2,337,656
U.S. Treasury	2.38%	05/15/2029	2,000,000	2,300,704
U.S. Treasury	1.63%	08/15/2029	1,500,000	1,628,028
U.S. Treasury	1.75%	11/15/2029	2,000,000	2,197,188
U.S. Treasury	1.50%	02/15/2030	4,000,000	4,306,720
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,849,376
U.S. Treasury	3.13%	11/15/2041	1,000,000	1,366,172
U.S. Treasury	2.75%	08/15/2042	1,000,000	1,291,172
U.S. Treasury	3.00%	05/15/2045	1,000,000	1,362,188
U.S. Treasury	2.50%	02/15/2046	1,500,000	1,890,938
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,778,126
U.S. Treasury	3.00%	02/15/2049	500,000	696,621
U.S. Treasury	2.88%	05/15/2049	2,000,000	2,728,984
U.S. Treasury	2.25%	08/15/2049	1,000,000	1,218,242
U.S. Treasury	2.00%	02/15/2050	1,000,000	1,158,477
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,144,440	1,133,630
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,139,630	1,123,848
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,087,690	1,109,414
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,231,230	1,399,686

Total investment in U.S. government treasury bonds (47.9%) (cost $114,524,977)				125,687,142

Total investment in long-term securities (97.9%) (cost $243,901,158)				257,060,060

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (1.6%)
BBH Cash Management Service
JP Morgan New York	0.15%	04/02/2020	4,325,522	4,325,522

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.4%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.87%			1,031,064

Total short-term securities (2.0%) (cost $5,356,586)				5,356,586

Total securities (99.9%) (cost $249,257,744)				262,416,646

Payable upon return of securities loaned (-0.4%)				(1,031,064)

Other assets and liabilities (0.5%)				1,218,509

Total net assets (100.0%)				262,604,091

l	This security, or partial position of this security, was on loan at March 31, 2020. The total value of the securities on loan at March 31, 2020 was $1,010,436.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security

The portfolio of investments as of March 31, 2020 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fixed Income Fund
Cost of long-term investments	$249,257,744

Unrealized appreciation	$15,553,722
Unrealized depreciation	(2,394,820)

Net unrealized appreciation	$13,158,902

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2020, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,686,504	$—	$—	$6,686,504
Commercial Mortgage-Backed Securities	—	737,109	—	737,109
Corporate Bonds	—	109,958,370	—	109,958,370
Supranational Bonds	—	13,990,935	—	13,990,935
U.S. Government Treasury Bonds	—	125,687,142	—	125,687,142
Short-Term Investments	5,356,586	—	—	5,356,586

Total	$12,043,090	$250,373,556	$—	$262,416,646

In accordance with procedures established by the Funds’ Trustees, all fair value securities as submitted by the Fund’s treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Funds’ audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.